Acquisitions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended								12 Months Ended								0 Months Ended		1 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended
	Mar. 14, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Contractual Processing Arrangement [Member]	Dec. 31, 2013 Texas Express [Member]	Feb. 25, 2014 Subsequent Event [Member]	Mar. 31, 2014 DCP Southern Hills Pipeline LLC [Member]	Mar. 31, 2013 Dcp Midstream Lp [Member]	Aug. 05, 2013 LaSalle Plant [Member] MMcf	Feb. 26, 2014 LaSalle Plant [Member] Subsequent Event [Member] MMcf	Aug. 05, 2013 Front Range [Member] bbl	Dec. 31, 2013 Front Range [Member]	Mar. 28, 2013 Eagle Ford System [Member]	Mar. 14, 2013 Eagle Ford System [Member]	Mar. 31, 2013 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Mar. 31, 2014 Eagle Ford System [Member]	Mar. 26, 2013 Eagle Ford System [Member]	Feb. 29, 2012 Eagle Ford System [Member]	Mar. 28, 2013 Eagle Ford System [Member] Goliad Plant [Member]	Jul. 03, 2012 Crossroads System [Member] MMcf	Dec. 31, 2012 Crossroads System [Member]	Jul. 03, 2012 Crossroads System [Member] Gas Gathering Pipeline [Member] mi	Jul. 03, 2012 Crossroads System [Member] Ngl Pipeline [Member] mi	Jul. 03, 2012 Crossroads System [Member] Residue Gas Pipeline [Member] mi	Mar. 28, 2014 Lucerne 1 [Member] MMcf	Dec. 31, 2013 Lucerne 1 [Member]		Dec. 31, 2012 Lucerne 1 [Member]		Dec. 31, 2011 Lucerne 1 [Member]
Business Acquisition [Line Items]
Revenues		$ 821	$ 689	$ 792	$ 749	$ 671	$ 618	$ 680	$ 855	$ 3,051	[1]	$ 2,824	[2]	$ 3,790	[3]	$ 5																									$ 71	[4]	$ 63	[4]	$ 90	[4]
Aggregate consideration for acquisition																		1,220			209		86		626										63					0
Capacity																					0		0																	0
Expected capacity per day																						160	0
Ownership interest acquired																			33.33%				33.33%		46.67%	46.67%	46.67%	33.33%	46.67%	33.33%	20.00%			46.67%					50.00%	100.00%
Ownership interest percentage in subsidiary																	10.00%								80.00%				80.00%	80.00%
Term of ship or pay arrangement																								10 years
Term of plant dedication arrangement																								5 years
Investments in unconsolidated affiliates																									87
Commodity price hedge period																				3 years
Senior notes																									490
Senior notes interest rate percentage	3.875%
Term of outstanding debt	10 years
Remaining consideration financed through issuance of common units, value																										125
Issuance of common units																									2,789,739		2,789,739	1,912,663
LLC and the amount paid cash on hand																									11
Reimbursement for DCP Midstream, LLC																																		50
Incremental Amount Included In Contribution Made																																		23
Excess purchase price over acquired assets																									203
Minority interests ownership percentage																																33.33%	33.33%
Pipeline length																																					8	20	11
Cryogenic processing plant capacity																																			80
Revenues of acquiree																																				22
Earnings (loss) of acquiree																																				$ 1

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmZkYjQ4M2U0NmU4ZTQ1MWNhMDFjMThlMmQ5NGE4N2E1fFRleHRTZWxlY3Rpb246QzNFQTQ2N0FGM0M2QTZBRTcyNjlGNzE1MjcxRkM4NTYM}